UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23813

Destiny Alternative Fund LLC

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Stockholders is attached herewith.

First Trust
Capital Management

# DESTINY ALTERNATIVE FUND LLC

**Semi-Annual Report**

September 30, 2025

**(Unaudited)**

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

Destiny Alternative Fund LLC
This report and the financial statements contained herein are provided for the general information of the interest holders of Destiny Alternative Fund LLC (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Confidential Private Placement Memorandum.

Destiny Alternative Fund LLC
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Investment Name	Percentage of Net Assets	Cost	Fair Value	Country	Redemption Frequency	Initial Acquisition Date	Redemption Notice Period
Investments with Underlying Funds*
Credit
DSC Meridian Credit Opportunities Fund LPa,b,c	6.15%	$1,667,462	$2,408,910	United States	Quarterly	3/1/2022	75 days
WhiteHawk IV Onshore Fund, L.P.a,b	1.12	344,968	440,164	United States	Not Permitted	7/12/2024	N/A
Total credit	7.27	2,012,430	2,849,074
Event Driven
Sachem Head L.P.a,b,c	7.10	1,682,327	2,780,963	United States	Quarterly	3/1/2022	70 days
Total event driven	7.10	1,682,327	2,780,963
Long/Short Equity
Cooper Square Fund II, LPa,b	1.29	504,806	505,574	United States	Quarterly	8/1/2022	60 days
RA Capital Healthcare Fund, LPa,b,d	6.50	2,251,975	2,546,617	United States	Quarterly	10/1/2020	95 days
SEG Partners II, L.P.a,b	6.10	1,777,837	2,389,145	United States	Quarterly	10/1/2020	45 days
Total long/short equity	13.89	4,534,618	5,441,336
Multi Strategy
Linden Investors LPa,b	4.87	1,500,000	1,910,103	United States	Quarterly	6/3/2024	65 days
Point72 Capital, LPa,b,d	6.98	1,566,190	2,734,569	United States	Quarterly	4/1/2022	45 days
Walleye Opportunity Fund LPa,b,c	6.96	2,250,000	2,726,112	United States	Quarterly	5/3/2024	30 days
Total multi strategy	18.81	5,316,190	7,370,784
Private Equity
137 Holdings AI II, LLCa,b	1.62	274,414	634,824	United States	Not Permitted	2/21/2024	N/A
137 Holdings MA LLC-Series 2024-1a,b	1.07	304,083	417,345	United States	Not Permitted	10/24/2024	N/A
137 Holdings SXVII, LLCa,b	2.16	300,598	847,716	United States	Not Permitted	6/1/2022	N/A
137 Ventures VI, LPa,b	3.81	980,791	1,493,444	United States	Not Permitted	11/28/2023	N/A
Acer Tree Credit Opportunities Partners, LPa,b	1.30	500,000	508,161	United States	Not Permitted	5/30/2025	N/A
Arbour Lane Credit Opportunity Fund IV (B), LPa,b	0.35	137,876	135,707	Cayman Islands	Not Permitted	2/27/2025	N/A
Arlington Capital Partners VI, L.P.a,b	3.32	895,731	1,301,158	United States	Not Permitted	12/21/2023	N/A
Blackstone Capital Partners Asia II L.P.a,b	2.51	675,475	984,660	Cayman Islands	Not Permitted	5/1/2021	N/A
Blackstone Growth L.P.a,b	3.79	1,519,345	1,483,644	United States	Not Permitted	12/4/2020	N/A
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.a,b	0.56	174,972	219,893	United States	Not Permitted	4/6/2022	N/A
GHO Capital IV USD LPa,b	0.00	11,067	—	United States	Not Permitted	8/20/2025	N/A
Glade Brook Private Investors XXXVII LPa,b	1.59	513,750	621,743	United States	Not Permitted	3/26/2025	N/A
GPS II L.P.a,b	0.63	152,133	247,597	Guernsey	Not Permitted	3/9/2023	N/A
Hedosophia Partners III L.P.a,b	3.59	1,054,830	1,408,430	Guernsey	Not Permitted	10/30/2020	N/A
Hedosophia Partners V L.P.a,b	0.85	351,493	333,978	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners V Parallel L.P.a,b	0.35	148,023	137,955	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners VI L.P.a,b	2.48	680,753	971,275	Guernsey	Not Permitted	5/20/2024	N/A
Hedosophia SP A L.P.a,b	0.69	253,720	270,476	Guernsey	Not Permitted	10/23/2024	N/A
HOF Capital WH Strategic Opportunities Fund, LPa,b	2.20	292,950	862,184	United States	Not Permitted	6/21/2024	N/A
HS Investments VI A LPa,b	1.42	301,642	555,000	Guernsey	Not Permitted	7/2/2024	N/A
Point72 Hyperscale International, L.P.a,b	0.76	352,872	299,403	Cayman Islands	Not Permitted	4/8/2021	N/A
Point72 Hyperscale, L.P.a,b	0.77	354,157	299,974	United States	Not Permitted	4/8/2021	N/A
RA Capital Nexus Fund II, LPa,b	0.67	146,847	264,292	United States	Not Permitted	10/23/2020	N/A
RA Capital Nexus International Fund II, LPa,b	1.05	234,837	411,260	Cayman Islands	Not Permitted	10/23/2020	N/A
Schonfeld Strategic Partners Fund LLCa,b,e	1.30	500,000	510,368	United States	Not Permitted	5/28/2025	N/A
Seer Capital Regulatory Capital Relief Fund LPa,b	1.33	425,878	520,923	Cayman Islands	Not Permitted	6/3/2024	N/A
Total private equity	40.17	11,538,237	15,741,410
Venture Capital
Quiet Venture III, L.P.a,b,c	2.86	789,325	1,120,288	United States	Not Permitted	9/8/2023	N/A
Total venture capital	2.86	789,325	1,120,288
Total investments with Underlying Funds	90.10%	$25,873,127	$35,303,855
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

* Investments with Underlying Funds do not issue shares of units.
a Non-income producing.
b Investments with Underlying Funds are issued in private placement transactions and as such are restricted to resale.
c Investments with Underlying Funds can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investments with Underlying Funds.
d Investments with Underlying Funds can institute a gate provision on redemptions at the fund level of 20 – 25% of the fair value of the investment in the Investments with Underlying Funds.
e Investments with Underlying Funds can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Investments with Underlying Funds.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

	Number of Shares	Percentage of Net Assets	Cost	Fair Value
Investments in securities, at fair value
Mutual Funds
United States
Janus Henderson Developed World Bond Fund	19,903	0.40%	$201,101	$156,435
RiverNorth/DoubleLine Strategic Income Fund	20,394	0.47	209,272	181,305
Voya Securitized Credit Fund	22,422	0.55	213,798	216,820
Total Mutual Funds		1.42	624,171	554,560
Short-Term Investments
UMB Bank, Money Market Special II Deposit Investment, 3.94%1	3,810,206	9.72	3,810,206	3,810,206
Total investment in securities, at fair value		11.14	4,434,377	4,364,766
Total investments with Underlying Funds and investments in securities		101.24		39,668,621
Liabilities in excess of other assets		(1.24)		(484,535)
Total Net Assets		100.00%		$39,184,086

1 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2025 (Unaudited)

Assets:
Investments with Underlying Funds, at fair value (cost $25,873,127)	$35,303,855
Investments in securities, at fair value (cost $4,434,377)	4,364,766
Receivables for:
Investments redeemed	230,526
Investments in Investment Funds paid in advance	86,602
Interest	12,594
Dividends	2,383
Prepaid expenses and other assets	8,522
Total Assets	40,009,248
Liabilities:
Payables:
Advance contributions received from members	667,500
Professional fees	76,040
Investment Management Fee	68,708
Shareholder Servicing fee (see Note 3)	10,263
Fund servicing fees	1,468
Unused line of credit fees	894
Accrued other liabilities	289
Total liabilities	825,162
Commitments and contingencies (see Note 3 & Note 6)
Net Assets	$39,184,086
Net assets consist of:
Paid-in capital	$27,947,560
Total accumulated earnings	11,236,526
Net Assets	$39,184,086
Maximum Offering Price per Units
Units issued and outstanding (unlimited units authorized)	280,572
Net Asset Value per Unit	$139.66
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)

For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income:
Dividends	$26,329
Interest	117,977
Total investment income	144,306
Expenses:
Professional fees	160,026
Investment Management Fee	135,664
Managers’ fees and expenses	34,438
Shareholder Servicing Fee (see Note 3)	17,675
Chief Compliance Officer fees	13,823
Commitment fees	9,705
Fund servicing fees	6,909
Unused line of credit fees	1,779
Miscellaneous	10,841
Total expenses	390,860
Net Investment Loss, net of taxes	(246,554)
Current tax benefit/(expense)	(67,232)
Net Investment Loss, net of taxes	(313,786)
Realized Gain (Loss) on:
Investments with Underlying Funds	1,165
Net realized gain	1,165
Net Change in Unrealized Appreciation/Depreciation on:
Investments with Underlying Funds	4,184,177
Investments in securities	(31,671)
Net change in unrealized appreciation/depreciation	4,152,506
Net realized and change in unrealized gain (loss) on Investments	4,153,671
Net increase (decrease) in net assets resulting from operations	$3,839,885
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets From:
Operations:
Net Investment Loss, net of taxes	$(313,786)	$(347,975)
Net realized gain (loss) on investments with Underlying Funds	1,165	1,295,891
Net change in unrealized appreciation/depreciation on investments with Underlying Funds	4,184,177	1,982,739
Net change in unrealized appreciation (depreciation) on investments in securities	(31,671)	124,309
Net change in net assets resulting from operations	3,839,885	3,054,964
Capital Transactions:1
Capital contributions	736,000	1,695,000
Capital withdrawals	(1,275,986)	(2,484,962)
Net change in net assets resulting from capital transactions	(539,986)	(789,962)
Total increase (decrease) in net assets	3,299,899	2,265,002
Net Assets:
Beginning of period	35,884,187	33,619,185
End of period	$39,184,086	$35,884,187
Units Transactions:1
Units issued	5,738	14,540
Units redeemed	(9,641)	(21,144)
Net change in units	(3,903)	(6,604)

1 Includes transactions to and from Destiny Alternative Fund Limited (the “Offshore Fund”). The Offshore Fund serves solely as an intermediate entity through which Destiny Alternative Fund (TEI) LLC, a feeder to the Fund, invests in the Fund.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from Operations	$3,839,885
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Contributions to Investments with Underlying Funds	(1,989,815)
Withdrawals from investments with Underlying Funds	161,236
Purchase/Sales of short-term investments, net	2,512,249
Net realized gain on investments with Underlying Funds	(1,165)
Net change in unrealized (appreciation) depreciation on investments with Underlying Funds	(4,184,177)
Net change in unrealized (appreciation) depreciation on investments in securities	31,671
(Increase)/Decrease in Operating Assets:
Interest	12,583
Dividends	22
Prepaid expenses and other assets	7,972
Increase/(Decrease) in Operating Liabilities:
Investment Management Fee	(421,630)
Fund shares repurchased	(32,124)
Professional fees	(11,888)
Shareholder Servicing fee (see Note 3)	1,084
Unused line of credit fees	19
Fund servicing fees	(5,491)
Chief Compliance Officer fees	(2,274)
Advance contributions received from members	667,500
Accrued other liabilities	(45,671)
Net cash provided by (used in) operating activities	539,986
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions	736,000
Capital withdrawals	(1,275,986)
Net cash provided by (used in) financing activities	(539,986)
Net change in cash	—
Cash:
Cash at beginning of period	—
Cash at end of period	$—
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
FINANCIAL HIGHLIGHTS

Per unit operating performance.
For a single unit outstanding throughout each period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period from July 1, 2022* through March 31, 2023
Net asset value, beginning of period	$126.14	$115.50	$103.55	$100.00
Income (Loss) from Investment Operations:
Net investment loss1	(1.10)	(1.20)	(2.15)	(1.76)
Net realized and unrealized gain (loss)	14.62	11.84	14.10	5.31
Total change in per unit value from investment operations	13.52	10.64	11.95	3.55
Net asset value, end of period	$139.66	$126.14	$115.50	$103.55
Total return2	10.72%3	9.21%	11.54%	3.55%3
Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$39,184	$35,884	$33,619	$29,002
Ratio of expenses to average net assets:
(including commitment fees, unused line of credit fees and tax expense)
Before fees waived and expenses absorbed/recovered4,5	2.39%6	2.07%	1.64%	4.34%6
After fees waived and expenses absorbed/ recovered4,5	2.39%6	2.30%	2.61%	2.50%6
Ratio of net investment income (loss) to average net assets:
(including commitment fees, unused line of credit fees and tax expense)
Before fees waived and expenses absorbed/recovered4,5	(1.64)%6	(0.76)%	(0.99)%	(4.17)%6
After fees waived and expenses absorbed/ recovered4,5	(1.64)%6	(0.99)%	(1.96)%	(2.33)%6
Portfolio turnover rate	0%3	14%	11%	4%3

* On July 1, 2022, Destiny Alternative Fund LLC registered with the Securities and Exchange Commission under the Investment Company 1940. Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and was not regulated as an investment company under the Investment Company Act.
1 Based on average units outstanding for the period.
2 Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Investment Adviser.
3 Not annualized.
4 The ratios do not include investment income, expenses or incentive allocations of the Underlying Funds in which the Fund invests.
5 If commitment fees, unused line of credit fees and tax expense had been excluded, the expense ratios would have been lowered by 0.42%, 0.31%, 0.11% and 0.00% for the six months ended September 30, 2025, the years ended March 31, 2025, March 31, 2024 and the period from July 1, 2022 though March 31, 2023, respectively.
6 Annualized.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

1. ORGANIZATION
Destiny Alternative Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as a non-diversified, closed-end management investment company. The Fund was organized as a limited liability company on August 14, 2020, commenced operations on October 1, 2020 and currently operates under an Amended and Restated Limited Liability Company Agreement (“LLC Agreement”) dated November 21, 2022. On July 1, 2022, the Fund registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act. As of July 1, 2022, the Fund issued limited liability company units (“Units”) from the total Members’ Capital. Total Units issued was 273,841.67 at $100 per Unit.
Under Delaware law and the LLC Agreement, each Member will be liable for the debts and obligations of the Fund only to the extent of any contributions to the capital of the Fund (plus any accretions in value thereto prior to withdrawal) and a Member, in the sole discretion of the Board, may be obligated to return to the Fund amounts distributed to the Member, or the Board may reduce any amount payable by the Fund to a Member in respect of a repurchase of Units, in accordance with the LLC Agreement in certain circumstances.
The Fund operates as a master-feeder structure with Destiny Alternative Fund (TEI) LLC (the “Feeder”). The Feeder, a Delaware limited liability company, registered under the Investment Company Act, as a non-diversified, closed-end management investment company on July 1, 2022. As of September 30, 2025, the Feeder owned 63.98% of the Fund’s net assets.
First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.
The Fund’s investment objective is to seek long-term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in hedge funds, private equity funds, growth equity funds and venture capital funds. The Fund may also invest to a lesser extent in credit funds, real estate funds, co-investment vehicles, managed accounts, open-end and closed-end registered investment companies (including exchange traded funds (“ETFs”)) and other types of investment vehicles (together with hedge funds, private equity funds, growth equity funds and venture capital funds, the “Underlying Funds”). The Underlying Funds employ a broad range of investment strategies and invest or trade in a wide range of securities. The Fund, and the Underlying Funds in which it invests, may invest directly in U.S. and foreign securities, including emerging markets.
The Units will generally be offered as of the first business day of each calendar quarter or at such other times and/or more or less frequently as may be determined by the Board of Managers of the Fund (the “Board” and the members thereof, “Managers”). Units will be issued at net asset value (“NAV”) per Unit. No member who is admitted as a member of the Fund (“Member”) will have the right to require the Fund to redeem its Units. Each prospective investor in the Fund will be required to certify that it is an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act of 1933, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

a. Valuation of Investments
UMB Fund Services, Inc., the Fund’s Administrator, (“UMBFS” or the “Administrator”) calculates the Fund’s NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Units, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
The Fund values its investments in private Underlying Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act). Fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Underlying Fund in accordance with the private Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the private Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Underlying Fund based on the most recent final or estimated value reported by the private Underlying Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Underlying Fund.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments with Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Underlying Fund under consideration.
To the extent the Fund invests in securities or other instruments that are not investments with Underlying Funds, the Fund, as applicable, will generally value such assets as described below. Securities traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on NASDAQ for which the NOCP is not available will be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. Except as specified above, the value of a security, derivative or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or combinations of these. If the Valuation Designee believes that the value received from the pricing service does not reflect fair value then the Valuation Designee will fair value the security using another methodology.
Debt securities generally will be valued by the Valuation Designee using a third-party pricing system, agent or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Fund or its Valuation Designee to represent fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Fund will generally value shares of exchange-traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Underlying Funds and/or their administrators) regarding appropriate valuations should prove incorrect.
b. Summary of Taxation
The Fund operates and is treated as a partnership for U.S. federal income tax purposes. The Fund will not be subject to U.S. federal income tax, and each Member, in computing its own U.S. federal income tax liability, will be required to take into account its allocable share of the Fund’s income, gain, loss, deduction and credit, regardless of whether it has received any distributions from the Fund.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

In accordance with accounting guidance, there are financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The Fund has reviewed the open tax years through September 30, 2025 and has determined that the provisions of ASC 740 — Income Taxes did not have an impact on the Fund’s financial statements or require additional disclosure. No interest or penalty expense was recorded by the Fund for any of the periods. Generally, open tax years for federal tax return purposes and most states will be three years from the date the return is filed. However, the statute can be extended if there was a failure to file a necessary tax return.
c. Fund Expenses
The Fund bears its own operating expenses (including, without limitation, its offering expenses not paid by the Investment Adviser).
d. Income Tax Information & Distributions to Members
It is expected that distributions of cash will generally not be made to Members. However, the Board has the right to cause distributions to be made in cash or in-kind to the Members in its sole discretion. Whether or not these distributions are made, however, each Member may be liable each year for applicable U.S. federal, state and local income taxes on the Member’s allocated share of the Fund’s taxable income.
Each Member whose Units are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program and have all income dividends and/or capital gains distributions automatically reinvested in Units unless such Member, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.
e. Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.
f. Segments
The Fund has adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segments Disclosures (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
The Fund pays to the Investment Adviser a management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Adviser to the Fund. Pursuant to an investment management agreement with the Fund, the Investment Adviser is entitled to the Investment Management Fee calculated at an annual rate, payable quarterly in arrears on the 60th day of the succeeding quarter, based upon the Fund’s net assets as of the last business day of each calendar quarter.
The Fund pays the Investment Adviser as described below:
Net Asset Value of the Fund (as of the last Business Day* of each calendar quarter)	Investment Management Fee Rate (per annum)
$30,000,000 or less	0.75%
Between $30,000,001 and $40,000,000	0.70%
Between $40,000,001 and $50,000,000	0.65%
Greater than $50,000,000	0.60%

* A “Business Day” is a day (other than a Saturday or Sunday) on which banks and relevant financial markets are open for business in Chicago, Illinois (provided that, where applicable, such day is also a business day for the relevant Underlying Fund).
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization and extraordinary expenses, such as litigation expenses) do not exceed 2.50% of the average daily net assets of the Fund on an annualized basis (the “Expense Limit”) through July 1, 2026. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and (ii) the Expense Limit in effect at the time of the recoupment.. As of September 30, 2025, there were no potentially recoverable expenses.
The Fund is relying on exemptive relief from the SEC that allows the Fund, subject to certain conditions, to adopt a shareholder service plan (the “Shareholder Service Plan”) with respect to its Units in compliance with Rule 12b-1 under the Investment Company Act. Under the Shareholder Service Plan, the Fund will be permitted to pay as compensation up to 0.25% on an annualized basis of the net assets of the Fund attributable to Units (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. For the six months ended September 30, 2025, the Fund paid $17,675 in Shareholder Servicing Fees as reported in the Statement of Operations.
The Fund has retained the Administrator to provide services for fund administration, fund accounting, tax regulation and compliance, transfer agent and record keeping and custody administration services provided by the Administrator or its affiliates. UMB Bank, n.a., an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund. The Fund’s fees incurred by the Administrator are reported on the Statement of Operations under Fund servicing fees.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

A Manager and certain officers of the Fund are employees of UMBFS. The Fund does not compensate Managers and officers affiliated with the Administrator or Investment Adviser. For the six months ended September 30, 2025, the Fund’s fees incurred for Managers are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the six months ended September 30, 2025 are reported on the Statement of Operations.
4. INVESTMENT TRANSACTIONS
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $1,903,213 and $148,201, respectively.
5. INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.
6. LIMITATION OF LIABILITY: INDEMNIFICATION
The LLC Agreement provides that the Members and former Members of the Board and officers and former officers of the Fund shall not be liable to the Fund or any of the Members for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance or gross negligence of the duties involved in the conduct of their office or as otherwise required by applicable law. The LLC Agreement also contains provisions for the indemnification, to the extent permitted by law, of the Members and former Members of the Board and officers and former officers of the Fund (as well as certain other related parties) by the Fund (but not by the Members individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund. None of these persons shall be personally liable to any Member for the repayment of any positive balance in the Member’s capital account or for contributions by the Member to the capital of the Fund or by reason of any change in the federal or state income tax laws applicable to the Fund or its investors. The rights of indemnification and exculpation provided under the LLC Agreement shall not be construed so as to limit liability or provide for indemnification of the Members and former Members of the Board, officers and former officers of the Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the LLC Agreement to the fullest extent permitted by law.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

7. COMMITMENTS
Underlying Funds may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2025, are as follows:
Investments in Underlying Funds	Unfunded Commitment
137 Ventures VI, LP	$15,644
Arbour Lane Credit Opportunity Fund IV (B), L.P.	262,124
Arlington Capital Partners VI, L.P.	358,618
BCP Asia II Feeder LP	460,974
Blackstone Capital Partners Asia II LP	329,134
Blackstone Growth LP	205,184
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.	16,698
GHO Capital IV USD LP	75,000
Hedosophia Partners III L.P.	638,932
Hedosophia Partners V L.P.	11,413
Hedosophia Partners V Parallel L.P.	4,489
Hedosophia Partners VI L.P.	98
Point72 Hyperscale International, L.P.	581,850
Point72 Hyperscale, L.P.	151,440
Quiet Venture III, L.P.	151,406
RA Capital Nexus Fund II, LP	197,763
RA Capital Nexus International Fund II, LP	208,243
TPG Tech Adjacencies III LP	322,093
Ufenau VIII Asset Light, SLP	650,000
Whitehawk IV Onshore Fund, LP	650,000
$5,291,103
8. REPURCHASE OF UNITS
At the discretion of the Board and provided that it is in the best interests of the Fund and Members to do so, the Fund intends to provide a limited degree of liquidity to the Members by conducting repurchase offers. The Investment Adviser currently expects that it will generally recommend to the Board that the Fund offer to repurchase Units from Members biannually (but not more than four times a year) with tender offer valuation dates occurring on the last business day of June and December; however, there can be no assurance that any such tender offers will be conducted on a biannual basis or at all.
Subject to the Board’s discretion, each tender offer will ordinarily be for an amount that is not more than 5% of the Fund’s NAV. To preserve the partnership tax treatment of the Fund, any such repurchases may be subject to significant restrictions and delays, including the restriction that no more than Units representing 10% of the total interests in Fund’s capital or profits may be repurchased in any one taxable year.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of a Member’s Units at any time prior to the day immediately preceding the one-year anniversary of the Member’s purchase of the Units.
The results of the tender offers conducted during the six months ended September 30, 2025, are as follows:
Tender offer
Commencement Date	May 30, 2025
Repurchase Pricing Date	June 30, 2025
Offer Deadline Date	June 30, 2025
Net Asset Value as of Pricing Date	$132.64
Amount Repurchased	$1,275,986*
Percentage of Outstanding Units Repurchased	1.69%

* Amount repurchased includes Member withdrawal of $521,565 by the Feeder.
9. FAIR VALUE MEASUREMENTS AND DISCLOSURE
ASC 820 — Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1  —  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2  —  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3  —  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as a practical expedient are not included in the fair value hierarchy. As such, investments with Underlying Funds with a fair value of $35,303,855 are excluded from the fair value hierarchy as of September 30, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Mutual funds	$554,560	$—	$—	$554,560
Short-Term Investments	3,810,206	—	—	3,810,206
Subtotal	$4,364,766	$—	$—	$4,364,766
Investments with Underlying Funds				35,303,855
Total Investments				$39,668,621
10. CREDIT AGREEMENT
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $1,000,000, which amount may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is February 13, 2026. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.
For the six months ended September 30, 2025, the Fund incurred costs related to the setup and maintenance of the Credit Agreement, in the amount of $9,705 and for the quarterly average daily unused portion of the revolving commitment, in the amount of $1,779 as reported as Commitment fees and Unused line of credit fees, respectively, on the Statement of Operations. During the six months ended September 30, 2025 the Fund had no outstanding borrowings.
11. RISK FACTORS
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, recessions or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargoes, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
12. EVENTS SUBSEQUENT TO THE PERIOD END
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Destiny Alternative Fund LLC
Other Information
September 30, 2025 (Unaudited)

Approval of the Investment Management Agreement
At a meeting of the Board of Trustees (the “Board” and the members thereof, “Trustees”) held on June 4 – 5, 2025 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the investment management agreement (the “Investment Management Agreement”) between First Trust Capital Management L.P. (the “Investment Adviser”) and Destiny Alternative Fund LLC (the “Master Fund”).
In advance of the Meeting, the Board requested and received materials from the Investment Adviser to assist them in considering the approval of the Investment Management Agreement. Among other things, the Board reviewed reports about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Adviser. The Independent Trustees then met separately with independent counsel for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser to the Master Fund under the Investment Management Agreement, including the selection of the Master Fund’s investments by the Investment Adviser. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Adviser to the Master Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the Master Fund’s portfolio managers and other key personnel of the Investment Adviser who provide investment advisory and administrative services to the Master Fund. The Board determined that the Investment Adviser’s portfolio managers and key personnel were well-qualified by education and/or training and experience to perform the services for the Master Fund in an efficient and professional manner. The Board also took into account the Investment Adviser’s compliance policies and procedures, including the Investment Adviser’s procedures used to determine the value of the Master Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Master Fund was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Investment Adviser with respect to the Master Fund, noting that the Investment Adviser also acts as investment adviser to certain funds with similar investment objectives and strategies. The Board considered the performance of the Master Fund as compared to the performance of relevant indices for various periods. The Board also considered performance information of the Master Fund relative to performance information provided for other funds managed by the Investment Adviser. The Board further considered performance information of the Master Fund compared to other comparable multi-strategy unlisted closed end funds selected by FUSE, an independent third-party data provider. The Board considered the Master Fund’s investment return for each annual period since inception, including periods prior to the Master Fund’s registration as a registered investment company under the 1940 Act. The Board concluded that the performance of the Master Fund was satisfactory.
FEES AND EXPENSES
The Board reviewed and considered the advisory fee rate and total expense ratio of the Master Fund. The Board compared the advisory fee and total expense ratio of the Master Fund with comparative

Destiny Alternative Fund LLC
Other Information — Continued
September 30, 2025 (Unaudited)

data, including a report on the advisory fees and expenses of other funds managed by the Investment Adviser. The Board also compared the advisory fees and total expense ratio for the Master Fund with various comparative data, including a FUSE report on the advisory fees and expenses of other comparable funds. The Board noted that the advisory fee rate was lower than the advisory fee rate charged to other funds managed by the Investment Adviser and below the FUSE peer group median and averages. In addition, the Board noted that the Investment Adviser has contractually agreed to limit total annual operating expenses and that such agreement would automatically renew for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Master Fund and the Master Fund’s total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the advisory fees under the Investment Management Agreement, noting that the Investment Management Agreement included fee breakpoints to reflect possible economies of scale when the Master Fund reached certain asset levels. The Board considered that, as the Master Fund’s asset level increases over time, the Investment Adviser anticipated economies of scale would develop. The Board considered the Master Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided.
PROFITABILITY OF INVESTMENT ADVISER
The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Adviser from its relationship with the Master Fund. The Board also reviewed the Investment Adviser’s financial condition and noted that it appeared stable. The Board determined that the advisory fees and the compensation payable to the Investment Adviser were reasonable and the financial condition was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Adviser from its relationship with the Master Fund including, without limitation, the ability to market advisory services for similar products or other funds managed by the Investment Adviser in the future. The Board noted that the Investment Adviser does not have affiliations with the Master Fund’s transfer agent, administrator or custodian, and therefore, would not derive any benefits from the relationships these parties may have with the Master Fund. The Board concluded that the advisory fees were reasonable in light of any fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Master Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Destiny Alternative Fund LLC
Other Information — Continued
September 30, 2025 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Destiny Alternative Fund LLC
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

Destiny Alternative Fund LLC
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

Destiny Alternative Fund LLC
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Alternative Fund Advisor LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included as part of the report to shareholders filed under Item 1(a) of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Effective July 2025, Michael Grayson no longer has primary responsibility for management of Destiny Alternative Fund LLC and Robert O’Hara was added to the Portfolio Managers in addition to the identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

The following table provides biographical information about Robert O’Hara of First Trust Capital Management L.P. (the “Investment Adviser”), who, together with Michael Peck and Brian Murphy, are primarily responsible for the day-to-day portfolio management of Destiny Alternative Fund LLC portfolio as of the end of the period covered by this report:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Robert O’Hara	Principal, Portfolio Manager	July 2025 to Present	Principal and Portfolio Manager, First Trust Capital Management L.P. (2022 – Present); Investment Analyst and Trader, LBMC Investment Advisors (2018-2021)	Portfolio Management

The following table provides information about portfolios and accounts, other than Destiny Alternative Fund LLC, for which the members of the Portfolio Management team listed above are primarily responsible for the day-to-day portfolio management as of the end of the period covered by this report:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Robert O’Hara	1 Account $72.4M	3 Accounts $57.5M	0 Accounts	3 Accounts $3,489M	6 Accounts $122.3M	0 Accounts

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Manager or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

The below information is provided as of September 30, 2025.

Mr. O’Hara receives a fixed salary and a discretionary bonus, based on individual and firm level performance. In addition, he owns interests in First Trust Capital Management L.P. and receives compensation based on the overall profitability of the firm. He also participates in a 401(k) program and receives medical/dental insurance benefits on the same basis as other employees of First Trust Capital Management L.P.

The following is a listing of the dollar range of shares beneficially owned by Robert O’Hara as of the end of the period covered by this report:

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Robert O’Hara	None

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to semi-annual reports.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Destiny Alternative Fund LLC

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 8, 2025

* Print the name and title of each signing officer under his or her signature.